Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
REVENUE	$ 66,903	$ 68,956	$ 24,327				$ 93,283		$ 160,186		$ 4,827
COST OF REVENUE	(27,339)	(18,423)	(16,779)				(35,202)		(62,541)		(3,017)
GROSS PROFIT	39,564	50,533	7,548				58,081		97,645		1
OTHER INCOME	443	6,796	1,115	372	3		7,911	3	8,354	375	356
SELLING AND DISTRIBUTION EXPENSES	(2,570)	(19,052)	(2,421)	(8,521)	(19,265)		(21,473)	(19,265)	(24,043)	(27,898)	(28,873)
GENERAL AND ADMINISTRATIVE EXPENSES	(19,050)	(172,750)	(115,258)	(158,578)	(90)		(288,009)	(90)	(307,059)	(158,669)	(281,825)
OTHER OPERATING EXPENSE	(9,997)	(10,304)	(8,120)				(18,424)		(28,420)		(4,065)
PROFIT /(LOSS) BEFORE INCOME TAX	8,390	(144,777)	(117,136)	(166,727)	(19,352)		(261,914)	(19,352)	(253,523)	(186,192)	(312,597)
INCOME TAX PROVISION
NET PROFIT /(LOSS)	8,390	(144,777)	(117,136)	(166,727)	(19,352)		(261,914)	(19,352)	(253,523)	(186,192)	(312,597)
Other comprehensive loss:
- Foreign exchange translation adjustment	(7,105)	(11,493)	(2,423)	1,356	9		(13,916)	9	(21,022)	1,477	6,550
TOTAL COMPREHENSIVE PROFIT / (LOSS)	$ 1,285	$ (156,270)	$ (119,559)	$ (165,371)	$ (19,343)		$ (275,830)	$ (19,343)	$ (274,545)	$ (184,715)	$ (306,047)
Net gain/(loss) per share, basic and diluted	$ (0.0000)	$ (0.0012)	$ (0.0009)	$ (0.0021)	$ (0.1934)		$ (0.0022)	$ (0.1934)	$ (0.0022)	$ (0.0070)	$ (0.0059)
Weighted average number of common shares outstanding - Basic and diluted	126,737,500	126,737,500	126,737,500	76,932,603	100,000	100,000	126,737,500	100,000	126,737,500	60,495,000	51,802,989